LEASES - Recognition of amounts in the consolidated statements of income with respect to leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
LEASES
Amortization of right-of-use assets	$ 34,046	$ 27,912
Interest expense on lease obligations	4,350	2,919
Variable lease payments not included in the measurement of lease obligations	115,467	115,890
Expenses relating to short-term leases	6,598	11,081
Expenses relating to leases of low value assets, excluding short-term leases of low value assets	$ 3,114	$ 1,663